Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net income (loss)		$ 1,829	$ (161)	$ 967
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for credit losses		471	335	489
Depreciation, amortization, and accretion, net		21	73	154
Increase in cash surrender value of corporate-owned life insurance		(123)	(118)	(110)
Stock-based compensation expense		132	104	121
Deferred income taxes (benefit)		4	(351)	(108)
Proceeds from sales of loans held for sale		10,042	8,174	8,859
Originations of loans held for sale, net of repayments		(10,280)	(8,490)	(8,434)
Net losses (gains) from sale of loans held for sale		(147)	(120)	(135)
Net losses (gains) on leased equipment		0	(9)	(9)
Net securities and other investments losses (gains)		6	1,856	11
Net losses (gains) on sales of fixed assets		0	(7)	18
Net change in:
Trading account assets		222	(141)	(313)
Accrued income and other assets		221	(270)	554
Accrued expense and other liabilities		(723)	(72)	450
Other operating activities, net		533	(139)	389
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES		2,208	664	2,903
INVESTING ACTIVITIES
Net decrease (increase) in short-term investments, excluding acquisitions		7,341	(6,687)	(8,385)
Purchases of securities available for sale		(7,813)	(21,078)	(2,160)
Proceeds from sales of securities available for sale		5	17,932	1,752
Proceeds from prepayments and maturities of securities available for sale		7,338	2,758	3,225
Purchases of held-to-maturity securities		(2,273)	0	(1,194)
Proceeds from prepayments and maturities of held-to-maturity securities		1,054	1,190	1,343
Net decrease (increase) in other investments		92	202	58
Net decrease (increase) in loans, excluding acquisitions, sales, and transfers		(2,664)	7,920	6,668
Proceeds from sales of portfolio loans		156	194	151
Proceeds from corporate-owned life insurance		86	107	96
Purchases of premises, equipment, and software		(107)	(65)	(142)
Proceeds from sales of premises and equipment		4	24	5
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES		3,219	2,497	1,417
FINANCING ACTIVITIES
Net increase (decrease) in deposits		(1,047)	4,173	2,992
Net increase (decrease) in short-term borrowings		(1,060)	(947)	(6,372)
Net proceeds from issuance of long-term debt		1,556	1,646	5,240
Payments on long-term debt		(4,052)	(9,057)	(5,052)
Repurchases of long-term debt		0	0	(92)
Open market common share repurchases		(200)	0	(38)
Employee equity compensation program Common Share repurchases		(35)	(28)	(34)
Net proceeds from reissuance of Common Shares		9	10	1
Net proceeds from Scotiabank investment		0	2,771	0
Cash dividends paid		(1,054)	(927)	(911)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES		(5,883)	(2,359)	(4,266)
NET INCREASE (DECREASE) IN CASH AND DUE FROM BANKS		(456)	802	54
CASH AND DUE FROM BANKS AT BEGINNING OF YEAR		1,743	941	887
CASH AND DUE FROM BANKS AT END OF YEAR		1,287	1,743	941
Additional disclosures relative to cash flows:
Interest paid		3,710	4,160	3,109
Income taxes paid	[1]	71	68	156
Noncash items:
Reduction of secured borrowing and related collateral		2	4	6
Loans transferred to portfolio from held for sale		106	124	208
Loans transferred to held for sale from portfolio		6	3	19
Loans transferred to other real estate owned		$ 5	$ 6	$ 7

[1]	Refer to Note 13 Income Taxes for additional details on income taxes paid by jurisdiction.